August 1, 2003



VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

RE: 	CMA Connecticut Municipal Money Fund
of CMA Mulit-State Municipal Series Trust Post-Effective
Amendment No. 15 to the Registration Statement on Form
 N-1A (Securities Act File No. 33-38833, Investment Company
Act File No. 811-5011)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of
 1933, as amended (the"1933 Act"), CMA Connecticut Municipal
 Money Fund of the CMA Multi-State Municipal Series Trust
 (the"Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933
Act would not have differed from that contained in Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form
 N-1A; and

(2) the text of Post-Effective Amendment No. 15 to the Fund's
Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on July 28, 2003.

Very truly yours,

CMA CONNECTICUT MUNICIPAL MONEY FUND
OF CMA MULTI-STATE MUNICIPAL
SERIES TRUST


/s/ Phillip S. Gillespie
Phillip S. Gillespie
Secretary of Fund